Summary of Significant Accounting Policies - Warranty Costs (Details) - AV Homes Inc [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Changes in the warranty reserve
Accrued warranty reserve, beginning of period	$ 4,706	$ 3,864	$ 4,916	$ 4,033
Reserve provided	1,595	687	3,955	2,496
Payments	(1,347)	(997)	(3,917)	(2,975)
Accrued warranty reserve, end of period	$ 4,954	$ 3,554	$ 4,954	$ 3,554